SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL
18.  SHARE CAPITAL

Authorized share capital:
(in thousands of $ except per share amount)	2013	2012
50 million common shares of $0.01 each	500	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2013	2012
30,472,061 common shares of $0.01 par value (2012: 24,437,000 shares)	305	244

The Company's common shares are listed on the NASDAQ Global Select Market.

In May 2012, 11,301 common shares were issued as partial settlement of the first tranche of the RSUs granted in December 2010.

In January 2013, 35,061 common shares were issued as partial settlement of the first and second tranche of RSUs granted in December 2012 and December 2011, respectively.

In October 2013, 6,000,000 common shares were issued at $9.00 per share through a public offering and net proceeds of $51.2 million were received.